Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory [Line Items]
Inventory, Raw Materials, Gross	$ 3,739	$ 1,921
Inventory, Work in Process, Gross	1,170	549
Inventory, Finished Goods, Gross	3,152	1,592
Inventory, Net	8,061	4,062
Discontinued Operations, Held-for-sale [Member]
Inventory [Line Items]
Inventory, Net	$ 31,712	$ 14,880